Financial Instruments - Sensitivity Analysis of Foreign Currency Risk (Detail) - SGD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign Currency Risk
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact of a 5% change in foreign exchange rates on profit or loss	$ (442,741)	$ (462,563)	$ (411,471)	$ (417,443)	$ (360,513)